Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,200,000
Proposed Maximum Offering Price per Unit	117.71
Maximum Aggregate Offering Price	$ 258,962,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,762.65
Offering Note	Note (1)(a): Pursuant to Rule 416(a) under the Securities Act of 1933 as amended (the Securities Act) this registration statement also covers any additional shares of the registrants common stock that may become issuable under the Crocs Inc. 2026 Equity Incentive Plan as a result of any future stock splits stock dividends or similar adjustments of the registrants outstanding common stock. Note (1)(b): Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share is estimated based on the average of the high and low sales prices for the registrants common stock as reported by the Nasdaq Global Select Market on June 3 2026.